Shareholders' equity - Capital stock (Details) - € / shares	12 Months Ended
	Dec. 31, 2024	Jan. 03, 2025	Oct. 23, 2024	Oct. 01, 2024	Feb. 13, 2024	Dec. 31, 2023	Jan. 03, 2023	Dec. 13, 2022	Oct. 24, 2022	Jul. 12, 2022	Feb. 08, 2011
Shareholders' equity
Number of shares issued	293,413,449					293,413,449
Nominal value per share	€ 1					€ 1
Vote to create Authorized Capital (as a percent)	75.00%
Period that management board may issue new shares	5 years
Maximum increase in Authorized Capital, as a percent to issued capital	50.00%
Vote to create Conditional Capital (as a percent)	75.00%
Maximum Conditional Capital, as a percent to issued capital	60.00%
Maximum Conditional Capital for purpose of issuing new shares to holders of convertible bonds or other securities which grant a right to shares, as percent to issued capital	50.00%
Maximum Conditional Capital for purpose of issuing shares to management and employees, as a percent to issued capital	20.00%
Fresenius SE
Shareholders' equity
Voting interest held (as a percent)	32.20%										35.74%
Harris Associates Investment Trust
Shareholders' equity
Voting interest held (as a percent)		3.00%
Harris Associates L.P.
Shareholders' equity
Voting interest held (as a percent)			4.95%
BlackRock, Inc.
Shareholders' equity
Voting interest held (as a percent)				4.34%
Voting interest held through instruments (as a percent)				0.16%
Dodge & Cox International Stock Fund
Shareholders' equity
Voting interest held (as a percent)							3.00%
Dodge & Cox, San Francisco
Shareholders' equity
Voting interest held (as a percent)					7.40%			5.03%
Richard Pzena
Shareholders' equity
Voting interest held (as a percent)									5.20%
Artisan Partners Asset Management Inc.
Shareholders' equity
Voting interest held (as a percent)										2.99%